Schedule of Key Valuation Inputs (Details) (Parenthetical)		Mar. 31, 2023 $ / shares		Dec. 31, 2022 $ / shares	Jun. 30, 2022	Mar. 31, 2022
Measurement Input Credit Spread One [Member]
Short-Term Debt [Line Items]
RCD5				7.23
Measurement Input Credit Spread Two [Member]
Short-Term Debt [Line Items]
RCD5				9.32
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5				13.0
CD Note [Member]
Short-Term Debt [Line Items]
RCD5				5.0
CD Two Note [Member]
Short-Term Debt [Line Items]
RCD5				10.0	10.0
CD Two Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5		9.32
CD1 Note One [Member]
Short-Term Debt [Line Items]
RCD5				0.219
CD1 Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	[1]			0.92
CD1 Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5	[1]			120
CD1 Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	[1]			8.70
CD1 Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	[1]			16.18
CD1 Note Two [Member]
Short-Term Debt [Line Items]
RCD5				0.212
Conversion price				$ 0.212
CD1 Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5				1.80
CD1 Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5				120
CD1 Note Two [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5				8.85
CD1 Note Two [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5				17.12
RCD Note [Member]
Short-Term Debt [Line Items]
Percentage of royalty revenue		1.85%		1.85%
RCD Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5		4.85
RCD Note [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5				89
RCD Note [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5		11.38
RCD Note [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5		22.18
RCD Note [Member] | Measurement Input Project Risk Rate [Member]
Short-Term Debt [Line Items]
RCD5		13.0
RCD Note One [Member]
Short-Term Debt [Line Items]
RCD5				1.85
RCD Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5		4.32	[2],[3],[4]	0.65
RCD Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5		120	[2],[3],[4]	130
RCD Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5		7.08	[2],[3],[4]	9.21
RCD Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5		17.85	[2],[3],[4]	16.39
RCD Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5	[2],[3],[4]	4.06
RCD Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
RCD5		115	[2],[3],[4]	98
RCD Note Two [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5	[2],[3],[4]	11.22
RCD Note Two [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5	[2],[3],[4]	21.33
RCD Three [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5				6.71
RCD Note Four [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
RCD5				4.36
RCD Five [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
RCD5				17.55
CD1 [Member]
Short-Term Debt [Line Items]
RCD5						5.0
Conversion price		$ 0.219
C D One And R C D [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
RCD5		7.23

[1]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022
[2]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[3]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[4]	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31, 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 89%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of March 31, 2023, these were 11.38%, 4.85%, and 22.18% respectively for the Scenario where the Stream is advanced